Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	000-04957
Entity Registrant Name	EDUCATIONAL DEVELOPMENT CORPORATION
Entity Central Index Key	0000031667
Entity Tax Identification Number	73-0750007
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5402 S 122nd E Avenue
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74146
City Area Code	918
Local Phone Number	622-4522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.20 par value
Trading Symbol	EDUC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false